Loans and borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details loans and borrowings [line items]
K EUR 35,000 EIB bank loan	€ 33,333	€ 35,000	€ 35,000
K EUR 28,000 acquisition bank loan	15,604	18,621	21,612
K EUR 18,000 secured bank loans	16,592	17,013	17,429
K EUR 12,300 bank loans ACTech	8,160	10,470	11,850
K EUR 9,050 other facility loans	2,248	2,910	3,599
Bank investment loans - top 20 outstanding	12,852	17,280	22,132
Bank investment loans - other	1,569	2,681	4,429
Lease liabilities	8,621	10,624	9,876
Institutional loan	0	353	824
Convertible bond	0	0	1,000
Related party loan	128	158	187
Total loans and borrowings	99,107	115,110	127,938
Current	21,202	17,523	16,838
Non-current	€ 77,905	€ 97,588	€ 111,100